General & Administrative Expenses	12 Months Ended
Dec. 31, 2020
General & Administrative Expenses [Abstract]
General & Administrative Expenses
Note 11- General & Administrative Expenses

General and Administrative Expenses:

(Dollars in thousands)	2020	2019	2018
Total Compensation to Employees and Directors	$14,163	$10,331	$11,289
Office and Administrative Expenses	2,413	2,633	2,449
Audit, Legal and Consultancy	1,313	1,826	1,314
Total General and Administrative Expenses	$17,890	$14,789	$15,052

Stock Compensation

The Company currently maintains the 2019 Incentive Compensation Plan (the “2019 Plan”) for the benefit of directors and senior management. Different awards may be granted under the 2019 Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Stock Options

The exercise price for options cannot be less than the fair market value of a common stock on the date of grant.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office, except that if a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, his or her restricted stock will immediately vest in full. The awards have graded vesting. For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The 2019 Plan may allow for different criteria for new grants.

Stock Compensation Series

	Number of shares/ options	Vesting Period	Fair value at grant date
(1) Granted October 2005, stock options	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options	155,000	5 years	1.31
(5) Granted June 2013, stock options	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	4.61
(17) Granted January 2018, restricted shares	355,000	1 year	3.92
(18) Granted January 2018, restricted shares	212,000	3 years	2.30
(19) Granted January 2019, restricted shares	360,000	3 years	4.25
(20) Granted January 2019, restricted shares	200,000	3 years	3.04
(21) Granted March 2019, restricted shares	210,000	1 year	4.60
(22) Granted January 2020, restricted shares	460,000	3 years	8.22
(23) Granted January 2020, restricted shares	150,000	1 year	8.22
(24) Granted January 2020, restricted shares	200,000	1 year	3.5637

The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **

Outstanding at December 31, 2017	1,086,331	310,000	$9.64
Granted	567,000
Exercised*	1,085,331
Forfeited	22,500	310,000	9.64
Outstanding at December 31, 2018	545,500	-	$-

Outstanding at December 31, 2018	545,500	-	$-
Granted	770,000
Exercised*	755,500
Forfeited	-
Outstanding at December 31, 2019	560,000	-	$-

Outstanding at December 31, 2019	560,000	-	$-
Granted	810,000
Exercised*	550,002
Forfeited	-
Outstanding at December 31, 2020	819,998	-	$-

*Does not include shares in lieu of dividends
**To be adjusted for dividends declared and paid subsequent to the respective grant dates.

Stock Compensation Expense

(Dollars in thousands)	2020	2019	2018
Expense recognized from stock compensation	$4,792	$2,532	$2,458

The fair value on the vesting date for shares that vested in 2020 was $4.25 for 125,649 shares, $3.56 for 207,786 shares, $4.60 for 235,650 shares and $8.22 for 32,445 shares. The fair value on the vesting date for shares that vested in 2019 was $4.61 for 281,094 shares, $3.92 for 80,101 shares, $2.30 for 212,823 shares, $3.04 for 206,118 shares and $4.60 for 10,435 shares. The fair value on the vesting date for shares that vested in 2018 was $3.38 for 891,136 shares, $3.50 for 264,000 shares and $4.30 for 20,000 shares. All share-based compensation is equity-settled and no payments were made for the vested shares. The average contractual life for the outstanding stock compensation series was 0.75 years as of December 31, 2020.

Valuation of Stock Compensation

For the year 2019, a total of 660,000 shares of restricted stock was awarded to management in January 2020, of which 253,334 vested in January 2021, 53,333 shares will vest in January 2022 and 153,333 shares will vest in January 2023, subject to continued employment or office, as applicable. The calculated fair value at grant date was equal to the share price at grant date. The remaining 200,000 shares vested subject to certain market conditions in May 2020 and the calculated fair value was $3.5637 per share. For the year 2018, a total of 560,000 shares of restricted stock was awarded to management in January 2019, of which 120,000 shares vested in January 2020, 120,000 shares vested in January 2021 and 120,000 shares will vest in January 2022, subject to continued employment or office, as applicable. The calculated fair value at grant date was equal to the share price at grant date. The remaining 200,000 shares vested subject to certain market conditions in May 2019 and the calculated fair value was $3.04 per share.

For the year 2019, a total of 150,000 shares were awarded to the board of directors in January 2020. The calculated fair value at grant date was equal to the share price at grant date and 30,000 shares vested in June 2020. The remaining 120,000 shares will vest in June 2021. For the year 2018, a total of 210,000 shares of restricted stock were awarded to the board of directors in March 2019. The calculated fair value at grant date was equal to the share price at grant date and the shares vested in June 2020. If a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, his or her restricted stock will immediately vest in full. The grants of restricted stock to management and the board of directors described above were generally granted in the beginning of the year following the year to which they relate.

Compensation of Directors and Executives

Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2020	2019	2018
Cash compensation	$3,897	$3,518	$3,989
Pension cost	33	36	202
Share compensation*	4,364	2,003	2,250
Total remuneration	$8,293	$5,556	$6,441

* Share compensation reflects the expense recognized.

Shares held by Directors and Executives:

	2020	2019	2018
Directors and Executives as a group*	2,303,011	3,615,221	3,155,503

*Includes 619,998 (2019: 440,000, 2018: 465,000) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive’s employment, the Executives of the Company may be entitled to an amount equal to 18 months’ base salary and any unvested equity awards may become fully vested in certain circumstances.